Pensions and Post-Employment Benefits - Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recorded in operating costs and expenses
Service cost	$ 12	$ 12	$ 11
Past service cost	1	0	(1)
Settlements and curtailments	0	(2)	(1)
Total defined benefit expense	13	10	9
Recorded in other financial expenses
Net interest cost	29	30	32
Recorded in other comprehensive income
Actuarial (gains) losses for the period	(176)	(263)	199
Total (loss) / gain recognized during the period	(134)	(223)	240
Pension defined benefit plans [member]
Recorded in operating costs and expenses
Service cost	8	9	9
Past service cost	1	0	(2)
Settlements and curtailments	0	(1)	0
Total defined benefit expense	9	8	7
Recorded in other financial expenses
Net interest cost	23	26	27
Recorded in other comprehensive income
Actuarial (gains) losses for the period	(166)	(257)	181
Total (loss) / gain recognized during the period	(134)	(223)	215
Other Benefits Plans [Member]
Recorded in operating costs and expenses
Service cost	4	3	2
Past service cost	0	0	1
Settlements and curtailments	0	(1)	(1)
Total defined benefit expense	4	2	2
Recorded in other financial expenses
Net interest cost	6	5	5
Recorded in other comprehensive income
Actuarial (gains) losses for the period	(10)	(6)	18
Total (loss) / gain recognized during the period	$ 0	$ 1	$ 25